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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.   Name and address of issuer: THE RESERVE FUNDS
                                 1250 BROADWAY
                                 NEW YORK, NY 10001-3701

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

               PRIMARY FUND, U.S. TREASURY FUND, U.S. GOVERNMENT FUND, STRATEGIST MONEY-MARKET FUND

3.   Investment Company Act File Number: 811-2033

     Securities Act File Number: 2-36429

4(a) Last day of fiscal year for which this Form is filed: MAY 31, 2000


4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

Note: If the Form is being filed late, interest must be paid on the registration fee due.


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5.   Calculation of registration fee:
     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to section
          24(f):                                           $ 29,385,494,062
                                                           ----------------
     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:              $28,307,934,225
                                                           ---------------


     (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the Commission:      $            0
                                                           ---------------



     (iv) Total available redemption credits [add Items
          5(ii) and 5(iii)]:                              -$28,307,934,225
                                                           ---------------



     (v)  Net sales -- if Item 5(i) is greater than
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:                                           $ 1,077,559,837
                                                           ---------------


     (vi) Redemption credits available for use in
          future years -- if Item 5(i) is less than
          Item 5(iv) [subtract Item 5(iv) from Item
          5(i)]:                                           $(              )
                                                            ---------------

     (vi) Multiplier for determining registration fee
          (See Instruction C.9):                           X        .000264
                                                            ---------------


     (i)  Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):       =$    284,475.80
                                                            ===============

     (vii)

     6.   Prepaid Shares

          If the response to Item 5(i) was determined
          by deducting an amount of securities that
          were registered under the Securities Act of
          1933 pursuant to rule 24e-2 as in effect
          before October 11, 1997, then report the
          amount of securities (number of shares or
          other units) deducted here: _________ . If
          there is a number of shares or other units
          that were registered pursuant to rule 24e-2
          remaining unsold at the end of the fiscal
          year for which this form is filed that are
          available for use by the issuer in future
          fiscal years, then state that number here:
          _________ .

     7.   Interest due -- if this Form is being filed
          more than 90 days after the end of the
          issuer's fiscal year (see Instruction D):        +$          0
                                                            ---------------


     8.   Total of the amount of the registration fee
          due plus any interest due [line 5(viii) plus
          line 7]:                                         =$    284,475.80
                                                            ===============

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                           [X] Wire Transfer

                           [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ AGNES MULLADY
                            --------------------------------------------

                            AGNES MULLADY, CONTROLLER
                            --------------------------------------------

Date August 18, 2000


  *Please print the name and title of the signing officer below the signature.